Financial Instruments and Financial Risk Management (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Financial Risk Management [Line Items]
Change in fair value of percentage	10.00%	10.00%
Increase/decrease functional currency (in Dollars)	$ 120	$ 600
Share price (in Dollars per share)	$ 3.05
Expected volatility	101.39%
Ordinary share, exercise price per share (in Dollars per share)	$ 14.14
Risk free interest rate	3.93%
Expected term	3 years 10 months 28 days
Weighted average cost of capital percentage	20.40%